Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net loss	$ (18,911)	$ (21,788)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	13,802	12,457
Stock-based compensation	7,205	4,907
Foreign currency transaction loss	4,181	3,428
Deferred income taxes	(1,774)	(409)
Share in losses of associated companies	1,118	838
Revaluation of investments	(3,670)
Other non-cash items, net	193	201
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	2,620	16,541
Inventories	7,046	(5,659)
Other current assets and prepaid expenses	(3,775)	3,519
Other non-current assets	1,595	902
Accounts payable	10,197	(3,086)
Other current liabilities	6,453	9,047
Deferred revenues	(433)	(2,154)
Other non-current liabilities	(3,096)	(7,470)
Net cash provided by operating activities	22,751	11,274
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired	(6,356)
Purchase of property and equipment	(4,012)	(6,291)
Investments in short-term bank deposits	(109,000)
Proceeds from short-term bank deposits	27,000
Net proceeds from divestitures of subsidiaries and associated companies		1,000
Purchase of intangible assets	(278)	(413)
Other investing activities	(98)	206
Net cash used in investing activities	(92,744)	(5,498)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	218,875
Proceeds from exercise of stock options	2,883	30
Other financing activities	407
Net cash provided by financing activities	222,165	30
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,872)	(2,116)
Net change in cash, cash equivalents and restricted cash	149,300	3,690
Cash, cash equivalents and restricted cash, beginning of period	272,216	293,597
Cash, cash equivalents and restricted cash, end of period	421,516	297,287
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	884	832
Transfer of fixed assets to inventory	$ 210	$ 5